UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:

Jay Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

Portfolio of Investments — May 31, 2012 (unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY SECURITIES - 52.56%
	Federal Farm Credit Bank - 0.30%
$500,000	0.640%, 12/14/12 (a)	$500,000

	Federal Home Loan Bank - 42.59%
25,000,000	0.000%, 06/28/12 (b)	24,998,125
25,000,000	0.000%, 07/05/12 (b)	24,997,403
910,000	0.200%, 08/28/12	909,938
1,000,000	0.220%, 10/24/12	999,865
6,000,000	0.190%, 10/26/12	5,999,673
2,000,000	0.230%, 10/26/12	1,999,808
4,890,000	4.500%, 11/15/12	4,985,734
800,000	0.210%, 12/10/12	799,816
2,000,000	0.200%, 04/30/13	1,999,119
300,000	0.210%, 05/17/13	299,877
350,000	0.200%, 05/22/13	349,820
200,000	0.230%, 05/23/13	199,955
15,000	0.230%, 05/24/13	14,996
700,000	0.230%, 05/29/13	699,838
100,000	0.230%, 06/07/13	99,977
50,000	0.280%, 06/10/13	50,000
200,000	0.350%, 06/10/13	200,196
300,000	0.230%, 06/12/13	299,930
300,000	0.230%, 06/18/13	299,926
500,000	0.420%, 06/21/13	500,874
100,000	1.875%, 06/21/13	101,704
300,000	0.290%, 07/01/13	300,000

		71,106,574

	Federal Home Loan Mortgage Corporation - 2.99%
5,000,000	0.200%, 03/21/13 (a)	4,998,789

	Federal National Mortgage Association - 6.68%
3,545,000	6.260%, 11/26/12	3,649,164
6,000,000	0.434%, 12/20/12 (a)	6,000,070
1,500,000	0.376%, 05/17/13 (a)	1,499,556

		11,148,790

	Total U.S. Government Agency Securities (Cost $87,754,153)	87,754,153

U.S. GOVERNMENT-BACKED OBLIGATIONS (c) - 8.40%
4,000,000	Citigroup Funding 1.875%, 10/22/12	4,026,035
5,000,000	General Electric Capital Corp 0.474%, 09/21/12 (a)	5,005,001
5,000,000	JPMorgan Chase Bank N.A. (a) 0.360%, 11/21/12	5,000,000

-	Total U.S. Government-Backed Obligations (Cost $14,031,036)	14,031,036

Par Value		Value
REPURCHASE AGREEMENTS - 49.12%
$41,000,000	Deutsche Bank, 0.220%, Dated 05/31/12, matures 06/01/12, repurchase price $41,000,251 (collateralized by a U.S. Government Obligation with an interest rate of 5.000% due 01/01/39, total market value $41,820,000)	$41,000,000
41,000,000	UBS, 0.210%, Dated 05/31/12, Matures 06/01/12, repurchase price $41,000,239 (collateralized by U.S. Government Obligations with an interest rate of 4.00%, due 09/01/31 to 04/01/42, total market value $41,820,001)	41,000,000

	Total Repurchase Agreements (Cost $82,000,000)	82,000,000

	Total Investments - 110.08% (Cost $183,785,189) (d)	183,785,189

	Net Other Assets and Liabilities - (10.08)%	(16,834,395)

	Net Assets - 100.00%	$166,950,794

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Discount Note. Rate shown is yield at time of purchase.
(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States government. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $14,031,036, which represents approximately 8.4% of net assets as of May 31, 2012.
(d)	At May 31, 2012, cost is identical for book and federal income tax purposes.

See accompanying notes to portfolio of investments.

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ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — May 31, 2012 (unaudited)

Par Value		Value
ASSET-BACKED SECURITIES - 0.25%
	Federal National Mortgage Association - 0.25%
$163,236	Series 2001-W4, Class AV1 0.519%, 02/25/32 (a)	$149,426
289,427	Series 2002-W2, Class AV1 0.499%, 06/25/32 (a)	286,079
1,162,890	Series 2002-T7, Class A1 0.459%, 07/25/32 (a)	1,048,233

	Total Asset-Backed Securities (Cost $1,615,703)	1,483,738

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.15%
	Federal Home Loan Mortgage Corporation REMIC - 1.56%
22,471	Series 1009, Class D 0.850%, 10/15/20 (a)	22,644
66,542	Series 1066, Class P 1.150%, 04/15/21 (a)	67,228
97,422	Series 1222, Class P 1.550%, 03/15/22 (a) (b)	98,960
228,954	Series 1250, Class J 7.000%, 05/15/22 (b)	259,368
107,317	Series 1448, Class F 1.650%, 12/15/22 (a) (d)	109,743
1,705,483	Series 3084, Class FN 0.739%, 12/15/34 (a) (d)	1,708,974
869,276	Series 3231, Class FB 0.589%, 10/15/36 (a)	869,262
813,058	Series 3314, Class FC 0.639%, 12/15/36 (a)	813,709
1,790,911	Series 3545, Class FA 1.089%, 06/15/39 (a)	1,805,798
1,359,536	Series 3830, Class FD 0.599%, 03/15/41 (a)	1,362,163
1,358,448	Series 3827, Class KF 0.609%, 03/15/41 (a)	1,361,061
896,409	Series 3868, Class FA 0.639%, 05/15/41 (a)	897,093

		9,376,003

	Federal National Mortgage Association REMIC - 5.61%
353,865	Series 1993-225, Class WC 6.500%, 12/25/13 (b)	364,733
2,500,000	Series 2009-M2, Class A2 3.334%, 01/25/19 (d)	2,658,185
435,300	Series 1990-145, Class A 1.117%, 12/25/20 (a)	441,713
600,441	Series 1991-67, Class J 7.500%, 08/25/21 (b)	684,454
501,849	Series 1992-137, Class F 1.250%, 08/25/22 (a)	508,715
542,004	Series 1993-27, Class F 1.400%, 02/25/23 (a) (c)	551,773
269,228	Series 1998-21, Class F 0.550%, 03/25/28 (a)	266,924
6,202,313	Series 2011-137, Class A 4.000%, 06/25/29 (d)	6,487,352
465,545	Series 2000-16, Class ZG 8.500%, 06/25/30 (d)	536,957
556,419	Series 2000-32, Class Z 7.500%, 10/18/30	659,282
2,510,834	Series 2005-102, Class DF 0.539%, 11/25/35 (a)	2,508,588

Par Value		Value
	Federal National Mortgage Association REMIC - (continued)
$1,247,785	Series 2006-45, Class TF 0.639%, 06/25/36 (a)	$1,249,052
1,352,386	Series 2006-76, Class QF 0.639%, 08/25/36 (a) (b)	1,356,424
1,252,646	Series 2006-79, Class PF 0.639%, 08/25/36 (a) (b)	1,256,072
984,818	Series 2007-75, Class VF 0.689%, 08/25/37 (a)	988,555
3,178,783	Series 2010-89, Class CF 0.689%, 02/25/38 (a)	3,184,931
3,800,000	Series 2012-63, Class FE 0.639%, 06/25/38 (a) (d)	3,800,594
645,319	Series 2009-84, Class WF 1.339%, 10/25/39 (a)	654,278
2,033,135	Series 2011-59, Class FW 0.599%, 07/25/41 (a)	2,033,780
2,736,511	Series 2011-63, Class FG 0.689%, 07/25/41 (a)	2,745,025
830,649	Series 2011-86, Class DF 0.739%, 09/25/41 (a)	833,112

		33,770,499

	National Credit Union Administration - 1.98%
1,228,889	Series 2010-R2, Class 1A 0.609%, 11/06/17 (a)	1,230,329
851,364	Series 2011-R1, Class 1A 0.689%, 01/08/20 (a)	853,426
2,798,663	Series 2011-R2, Class 1A 0.639%, 02/06/20 (a)	2,803,911
1,435,400	Series 2011-R4, Class 1A 0.619%, 03/06/20 (a)	1,436,353
1,380,701	Series 2011-R3, Class 1A 0.639%, 03/11/20 (a)	1,383,020
1,376,383	Series 2011-R5, Class 1A 0.619%, 04/06/20 (a)	1,377,244
1,364,107	Series 2011-R6, Class 1A 0.619%, 05/07/20 (a)	1,365,012
657,082	Series 2010-R1, Class 1A 0.689%, 10/07/20 (a) (d)	658,673
207,770	Series 2010-R1, Class 2A 1.840%, 10/07/20 (d)	210,497
594,778	Series 2010-A1, Class A 0.589%, 12/07/20 (a) (c)	595,103

		11,913,568

	Total Collateralized Mortgage Obligations (Cost $54,862,486)	55,060,070

MORTGAGE-BACKED OBLIGATIONS - 17.74%
	Federal Home Loan Mortgage Corporation - 4.26%
152,016	1.597%, 02/01/18 (a)	152,584
258,483	2.919%, 11/01/18 (a)	267,267
1,244,022	6.876%, 11/01/19 (a)	1,333,046
73,025	1.770%, 11/01/22 (a)	74,664
173,603	2.139%, 11/01/22 (a)	178,399
111,904	2.569%, 10/01/24 (a)	117,205
178,028	3.377%, 10/01/25 (a)	185,200
607,352	3.801%, 08/01/28 (a)	649,796
78,756	1.728%, 07/01/29 (a)	80,527
384,741	2.681%, 05/01/31 (a)	406,379
11,415,152	2.375%, 03/01/35 (a)	12,042,187
4,027,853	2.370%, 04/01/35 (a)	4,282,023

See accompanying notes to portfolio of investments.

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ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2012 (unaudited)

Par Value		Value
	Federal Home Loan Mortgage Corporation - (continued)
$5,510,654	2.714%, 06/01/37 (a)	$5,883,762

		25,653,039

	Federal Home Loan Mortgage Corporation Gold - 0.29%
48,359	6.500%, 09/01/13	49,176
54,141	6.500%, 10/01/13	55,383
20,074	6.500%, 05/01/14	20,533
38,731	6.500%, 06/01/14	40,403
137,913	6.000%, 12/01/14	141,726
145,827	8.000%, 12/01/15	156,836
149,218	6.000%, 03/01/16	159,227
30,105	6.500%, 07/01/16	30,793
343,249	5.000%, 10/01/17	368,967
407,287	5.000%, 11/01/17	436,890
256,084	5.500%, 01/01/20	279,432
8,885	4.500%, 07/01/23	9,469

		1,748,835

	Federal National Mortgage Association - 12.47%
11,526	4.986%, 10/01/13 (a)	11,707
121,054	8.500%, 04/01/16	131,418
86,491	3.980%, 07/01/17 (a)	92,107
60,321	1.646%, 11/01/17 (a)	60,685
123,062	2.046%, 11/01/17 (a)	124,407
64,920	2.296%, 11/01/17 (a)	65,969
175,234	2.130%, 03/01/18 (a)	177,151
2,151,098	2.800%, 03/01/18	2,281,637
4,529,608	3.620%, 03/01/18	4,952,630
31,256	1.879%, 05/01/18 (a)	31,636
950,000	3.840%, 05/01/18	1,049,564
67,650	2.046%, 06/01/18 (a)	69,044
944,328	2.744%, 10/01/18 (a)	969,657
39,573	2.775%, 02/01/19 (a)	40,562
52,512	1.901%, 05/01/19 (a)	53,263
125,732	6.864%, 12/01/19 (a)	135,139
145,009	1.763%, 01/01/20 (a)	145,922
16,915	5.000%, 01/01/20	18,335
86,694	1.977%, 05/01/20 (a)	87,614
274,370	5.781%, 05/01/20 (a)	294,004
1,080,428	3.416%, 10/01/20	1,175,401
884,479	3.632%, 12/01/20	974,080
459,013	6.596%, 02/01/22 (a)	491,861
58,190	3.020%, 01/01/23 (a)	60,330
160,768	3.053%, 03/01/24 (a)	164,066
33,120	2.860%, 04/01/25 (a)	35,169
190,427	5.713%, 10/01/25 (a)	204,054
451,523	3.160%, 02/01/27 (a)	481,657
165,105	2.036%, 07/01/27 (a)	168,282
231,393	2.567%, 07/01/27 (a)	237,359
265,815	4.682%, 01/01/29 (a)	289,074
65,906	4.651%, 02/01/29 (a)	71,673
4,197,786	2.960%, 08/01/29 (a)	4,302,374
97,641	2.263%, 07/01/31 (a)	102,584
95,273	2.380%, 07/01/32 (a)	100,452
65,665	2.505%, 07/01/32 (a)	70,098
293,445	2.796%, 09/01/32 (a)	313,531
528,945	2.348%, 01/01/33 (a)	559,320
122,115	2.406%, 06/01/33 (a)	128,546
1,723,430	4.611%, 08/01/33 (a)	1,874,231
962,221	2.198%, 04/01/34 (a)	1,010,172
550,891	2.456%, 07/01/34 (a)	573,619
558,027	2.456%, 08/01/34 (a)	581,112
6,240,699	2.341%, 10/01/34 (a)	6,604,092

Par Value		Value
	Federal National Mortgage Association - (continued)
$6,501,824	2.398%, 11/01/34 (a)	$6,889,258
2,499,951	2.320%, 06/01/35 (a)	2,643,501
2,725,459	2.556%, 12/01/36 (a)	2,897,711
1,595,219	3.711%, 07/01/37 (a)	1,692,957
6,492,554	2.814%, 09/01/37 (a)	6,913,035
551,039	6.500%, 11/01/37	620,436
3,513,994	2.595%, 01/01/38 (a)	3,741,562
3,871,831	2.369%, 05/01/39 (a)	4,119,865
81,543	4.500%, 09/01/39	87,512
428,241	4.500%, 02/01/40	459,587
1,942,035	4.500%, 03/01/40	2,090,257
426,848	4.500%, 05/01/40	459,427
1,945,825	4.500%, 08/01/40	2,088,339
500,033	4.500%, 09/01/40	538,197
6,917,710	4.500%, 07/01/41	7,456,498
942,229	2.456%, 08/01/44 (a)	981,296

		75,045,026

	Government National Mortgage Association - 0.72%
69,905	7.000%, 04/15/26	82,407
461,131	2.250%, 04/20/34 (a)	488,493
1,988,853	1.750%, 06/20/34 (a)	2,055,160
1,643,604	1.625%, 08/20/34 (a)	1,701,395

		4,327,455

	Total Mortgage-Backed Obligations (Cost $104,678,279)	106,774,355

AGENCY DEBENTURES - 43.19%
45,000,000	Federal Farm Credit Bank 0.209%, 10/28/13 (a)	45,008,145
25,000,000	Federal Farm Credit Bank 0.219%, 10/28/13 (a)	25,008,050
9,000,000	Federal Home Loan Bank 0.240%, 09/28/12	9,002,628
3,700,000	Federal Home Loan Bank 0.210%, 01/04/13	3,699,963
8,000,000	Federal Home Loan Mortgage Corp 5.500%, 08/20/12	8,093,848
26,000,000	Federal Home Loan Mortgage Corp 0.189%, 06/03/13 (a)	26,005,044
16,500,000	Federal Home Loan Mortgage Corp 0.189%, 06/17/13 (a)	16,506,072
2,500,000	Federal Home Loan Mortgage Corp 0.600%, 08/23/13	2,501,515
3,500,000	Federal Home Loan Mortgage Corp 0.500%, 10/15/13	3,509,940
18,200,000	Federal Home Loan Mortgage Corp 0.500%, 10/18/13	18,211,976
1,700,000	Federal Home Loan Mortgage Corp 0.375%, 11/27/13	1,701,668
9,000,000	Federal Home Loan Mortgage Corp 0.500%, 01/24/14	9,012,447
33,900,000	Federal National Mortgage Association 0.376%, 05/17/13 (a)	33,938,748
5,400,000	Federal National Mortgage Association 0.600%, 10/25/13	5,404,266
35,000,000	Federal National Mortgage Association 0.600%, 11/14/13	35,034,965
11,000,000	Federal National Mortgage Association, Step-up Coupon 1.450% to 06/29/12, 3.500% to 06/29/15	11,006,061

See accompanying notes to portfolio of investments.

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ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — May 31, 2012 (unaudited)

Par Value		Value
$82,692	Small Business Administration 1.075%, 03/25/14 (a)	$82,649
6,250,000	Sri Lanka Government Aid Bond 0.767%, 11/01/24 (a) (e)	6,212,500

	Total Agency Debentures (Cost $259,762,611)	259,940,485

U.S. TREASURY OBLIGATIONS - 15.10%
	United States Treasury Bills - 5.43%
32,700,000	0.000%, 06/28/12	32,698,159

		32,698,159

	United States Treasury Notes & Bonds - 9.67%
9,000,000	0.375%, 06/30/13	9,015,120
9,000,000	0.375%, 07/31/13	9,015,120
6,000,000	0.500%, 10/15/13	6,020,862
11,400,000	2.750%, 10/31/13	11,800,778
3,000,000	0.750%, 12/15/13	3,022,500
19,300,000	0.250%, 01/31/14	19,296,989

		58,171,369

	Total U.S. Treasury Obligations (Cost $90,868,522)	90,869,528

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.10%
2,567,341	FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A 0.789%, 02/25/48 (a)	2,568,882
1,891,365	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates Series K501, Class A1 1.337%, 06/25/16 (d)	1,907,236
5,300,000	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates Series K501, Class A2 1.655%, 11/25/16 (d)	5,394,797
1,700,000	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates Series K703, Class A2 2.699%, 05/25/18 (d)	1,791,839
7,000,000	National Credit Union Administration Guaranteed Notes Series 2011-A1 0.259%, 06/12/13 (a)	7,000,000

	Total U.S. Government-Backed Obligations (Cost $18,508,171)	18,662,754

Par Value		Value
REPURCHASE AGREEMENT - 10.37%
$62,400,000	Merrill Lynch, 0.180%, Dated 05/31/12, matures 06/01/12, repurchase price $62,400,312 (collateralized by a U.S. Treasury Note with an interest rate of 0.625% due 05/31/17, total market value $63,648,072)	$62,400,000

	Total Repurchase Agreement (Cost $62,400,000)	62,400,000

	Total Investments - 98.90% (Cost $592,695,772) (f)	595,190,930

	Net Other Assets and Liabilities - 1.10%	6,604,083

	Net Assets - 100.00%	$601,795,013

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of May 31, 2012, this security amounted to $6,212,500 or 1.0% of net assets.
(f)	Cost for U.S. federal income tax purposes is $592,695,772. As of May 31, 2012, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $2,782,247 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $287,089.

See accompanying notes to portfolio of investments.

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SHORT DURATION PORTFOLIO

Portfolio of Investments — May 31, 2012 (unaudited)

Par Value		Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.18%
	Federal Home Loan Mortgage Corporation REMIC - 2.52%
$250,407	Series 1448, Class F 1.650%, 12/15/22 (a) (c)	$256,067
502,707	Series 1980, Class Z 7.000%, 07/15/27 (c)	573,889
3,029,936	Series 2236, Class Z 8.500%, 06/15/30 (c)	3,698,019
6,935,978	Series 3371 class FA 0.839%, 09/15/37 (a)	6,964,585
1,279,563	Series 3830, Class FD 0.599%, 03/15/41 (a)	1,282,036
1,278,540	Series 3827, Class KF 0.609%, 03/15/41 (a)	1,280,998

		14,055,594

	Federal National Mortgage Association REMIC - 2.85%
142,094	Series 2001-42, Class HG 10.000%, 09/25/16	156,001
96,949	Series 1988-12, Class A 3.750%, 02/25/18 (a)	102,611
526,787	Series G92-44, Class Z 8.000%, 07/25/22	583,236
1,149,276	Series 2006-45, Class TF 0.639%, 06/25/36 (a)	1,150,442
1,156,289	Series 2006-76, Class QF 0.639%, 08/25/36 (a) (b)	1,159,451
916,900	Series 2007-75, Class VF 0.689%, 08/25/37 (a)	920,379
6,968,953	Series 2007-91, Class FB 0.839%, 10/25/37 (a)	7,031,654
2,150,000	Series 2012-63, Class FE 0.639%, 06/25/38 (a) (c)	2,150,336
1,875,222	Series 2011-59, Class FW 0.599%, 07/25/41 (a)	1,875,817
759,451	Series 2011-86, Class DF 0.739%, 09/25/41 (a)	761,703

		15,891,630

	National Credit Union Administration - 1.27%
1,356,928	Series 2011-R2, Class 1A 0.639%, 02/06/20 (a)	1,359,472
1,435,400	Series 2011-R4, Class 1A 0.619%, 03/06/20 (a)	1,436,353
1,543,137	Series 2011-R3, Class 1A 0.639%, 03/11/20 (a)	1,545,729
1,376,383	Series 2011-R5, Class 1A 0.619%, 04/06/20 (a)	1,377,244
1,364,107	Series 2011-R6, Class 1A 0.619%, 05/07/20 (a)	1,365,012

		7,083,810

	Private - 1.54%
732,744	Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1 2.725%, 03/25/35 (a)	574,330
62,286	Banc of America Mortgage Securities Series 2004-D, Class 1A1 2.998%, 05/25/34 (a)	55,758
28,108	Countrywide Home Loans Series 2003-37, Class 1A1 2.878%, 08/25/33 (a)	22,639

Par Value		Value
	Private - (continued)
$517,217	Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A 2.622%, 08/25/34 (a) (c)	$354,027
73,398	Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A 2.641%, 07/25/33 (a)	67,199
59,812	Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A 2.837%, 12/25/24 (a)	57,095
122,721	Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A 2.897%, 03/25/34 (a)	102,827
269,398	Series 2004-5, Class 1A 2.950%, 05/25/34 (a) (c)	221,393
966,115	Structured Asset Securities Corp. Series 2003-34A, Class 3A3 2.780%, 11/25/33 (a)	888,497
454,594	Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR6, Class A1 2.568%, 06/25/33 (a)	450,872
3,141,158	Series 2005-AR12, Class 1A8 2.454%, 10/25/35 (a)	2,648,718
3,575,215	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 2.689%, 04/25/35 (a)	3,156,881

		8,600,236

	Total Collateralized Mortgage Obligations (Cost $46,600,285)	45,631,270

MORTGAGE-BACKED OBLIGATIONS - 15.03%
	Federal Home Loan Mortgage Corporation - 1.78%
825,689	2.657%, 01/01/34 (a)	881,066
205,346	2.699%, 11/01/34 (a)	217,003
4,996,578	2.370%, 04/01/35 (a)	5,311,877
1,898,291	2.396%, 08/01/35 (a)	2,006,770
1,409,231	2.875%, 05/01/36 (a)	1,510,079

		9,926,795

	Federal Home Loan Mortgage Corporation Gold - 2.56%
3,454	7.000%, 12/01/12	3,456
5,040	8.000%, 07/01/14	5,056
2,418	7.000%, 03/01/15	2,547
1,476	8.000%, 09/01/17	1,478
362,318	5.000%, 10/01/17	389,465
429,914	5.000%, 11/01/17	461,162
332,951	8.000%, 11/01/17	369,677
325,111	5.500%, 03/01/18	351,196
168,760	5.500%, 04/01/18	181,897
183,246	6.500%, 05/01/18	205,822
21,355	6.000%, 10/01/18	23,505
7,000	6.000%, 11/01/18	7,705
1,444,491	5.500%, 02/01/19	1,570,668
271,148	5.500%, 01/01/20	295,869
4,562,157	5.000%, 04/01/20	4,919,645
5,208,777	3.500%, 08/01/20	5,474,796

		14,263,944

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2012 (unaudited)

Par Value		Value
	Federal National Mortgage Association - 10.53%
$824	7.500%, 07/01/12	$825
27,519	6.000%, 09/01/12	27,710
162,751	5.500%, 01/01/13	164,979
404	8.000%, 01/01/13	407
3,686	6.000%, 02/01/18	4,060
1,271,103	2.800%, 03/01/18	1,348,240
950,000	3.840%, 05/01/18	1,049,564
1,196,098	5.500%, 05/01/18	1,297,674
65,015	6.000%, 05/01/18	71,602
405,258	5.500%, 06/01/18	439,672
3,753	6.000%, 08/01/18	4,133
3,905	6.000%, 09/01/18	4,301
343,030	5.500%, 10/01/18	372,705
444,141	5.500%, 11/01/18	482,463
345,950	6.000%, 11/01/18	381,003
30,173	5.500%, 12/01/18	32,735
615,980	6.000%, 12/01/18	678,393
509,779	6.000%, 01/01/19	561,431
3,250,000	3.334%, 01/25/19 (c)	3,455,641
7,893	6.000%, 02/01/19	8,693
171,241	6.000%, 04/01/19	188,592
41,448	6.000%, 05/01/19	45,647
785,766	3.416%, 10/01/20	854,837
589,653	3.632%, 12/01/20	649,387
1,576,343	4.301%, 01/01/21	1,798,907
101,417	6.000%, 10/01/23	114,184
382,531	7.000%, 08/01/28	444,416
706,903	7.000%, 11/01/28	841,137
54,587	7.000%, 02/01/32	61,835
55,626	4.429%, 05/01/32 (a)	58,344
180,216	7.000%, 05/01/32	216,522
301,351	2.796%, 09/01/32 (a)	321,978
153,077	7.000%, 09/01/32	172,838
1,327,683	2.427%, 07/01/33 (a)	1,389,362
880,000	2.366%, 11/01/33 (a)	937,454
1,863,313	2.340%, 12/01/33 (a)	1,968,420
586,866	2.514%, 03/01/34 (a)	627,928
819,873	2.617%, 04/01/34 (a)	869,600
311,928	2.310%, 08/01/34 (a)	329,251
1,682,981	2.316%, 10/01/34 (a)	1,788,532
541,814	2.453%, 10/01/34 (a)	579,994
4,992,016	2.194%, 01/01/35 (a)	5,265,078
475,390	2.748%, 03/01/35 (a)	506,296
1,937,396	2.845%, 04/01/35 (a)	2,071,068
742,195	2.408%, 05/01/35 (a)	780,371
1,235,269	2.437%, 05/01/35 (a)	1,307,574
1,249,711	2.519%, 05/01/35 (a)	1,319,515
755,889	2.062%, 06/01/35 (a)	790,648
2,749,946	2.320%, 06/01/35 (a)	2,907,852
1,212,472	2.202%, 08/01/35 (a)	1,258,655
2,027,749	2.508%, 08/01/35 (a)	2,170,006
2,822,959	2.607%, 09/01/35 (a)	3,024,863
1,302,103	3.184%, 09/01/35 (a)	1,395,284
552,945	2.210%, 10/01/35 (a)	583,952
1,833,874	2.862%, 03/01/36 (a)	1,963,608
1,167,602	2.623%, 04/01/36 (a)	1,218,475
2,745,252	2.595%, 01/01/38 (a)	2,923,035
3,294,092	2.369%, 05/01/39 (a)	3,505,115
1,047,092	4.000%, 09/01/41	1,116,004

		58,752,795

Par Value		Value
	Government National Mortgage Association - 0.16%
$847,930	1.625%, 12/20/34 (a)	$877,668

	Total Mortgage-Backed Obligations (Cost $80,473,636)	83,821,202

AGENCY DEBENTURES - 28.55%
	Federal Home Loan Bank - 0.84%
4,500,000	2.375%, 03/14/14	4,663,395

	Federal Home Loan Mortgage Corporation - 16.72%
18,100,000	0.375%, 10/15/13	18,120,453
25,700,000	0.500%, 10/15/13	25,772,987
8,800,000	0.500%, 10/18/13	8,805,790
5,000,000	4.580%, 11/19/13	5,320,120
1,700,000	0.375%, 11/27/13	1,701,668
9,000,000	0.625%, 12/23/13	9,040,239
4,500,000	0.500%, 01/24/14	4,506,224
6,900,000	1.375%, 02/25/14	7,024,048
900,000	0.375%, 02/27/14	900,712
9,700,000	1.000%, 07/30/14	9,825,450
2,200,000	1.000%, 08/20/14	2,226,547

		93,244,238

	Federal National Mortgage Association - 10.99%
29,600,000	4.625%, 10/15/13	31,361,230
17,000,000	0.600%, 11/14/13	17,016,983
7,000,000	0.650%, 08/28/14	7,005,278
4,800,000	0.625%, 10/30/14	4,819,042
1,100,000	0.750%, 12/19/14	1,107,286

		61,309,819

	Total Agency Debentures (Cost $158,580,240)	159,217,452

U.S. TREASURY OBLIGATIONS - 44.43%
	United States Treasury Notes & Bonds - 44.43%
94,200,000	0.125%, 08/31/13	94,085,924
5,500,000	0.500%, 10/15/13	5,519,123
21,300,000	2.750%, 10/31/13	22,048,823
49,200,000	0.125%, 12/31/13	49,094,318
1,400,000	0.250%, 01/31/14	1,399,782
68,100,000	0.250%, 02/28/14	68,084,065
2,900,000	0.500%, 10/15/14	2,913,140
4,600,000	0.625%, 05/31/17	4,590,133

		247,735,308

	Total U.S. Treasury Obligations (Cost $247,586,608)	247,735,308

U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.58%
1,891,365	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates Series K501, Class A1 1.337%, 06/25/16 (c)	1,907,236
5,200,000	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates Series K501, Class A2 1.655%, 11/25/16 (c)	5,293,008

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — May 31, 2012 (unaudited)

Par Value		Value
$1,500,000	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates Series K703, Class A2 2.699%, 05/25/18 (c)	$1,581,035
3,100,000	National Credit Union Administration 0.259%, 06/12/13 (a)	3,100,000
2,300,000	National Credit Union Administration 3.000%, 06/12/19	2,487,450

	Total U.S. Government-Backed Obligations (Cost $14,030,068)	14,368,729

REPURCHASE AGREEMENT - 2.21%
12,300,000	UBS, 0.190%, Dated 05/31/12, matures 06/01/12, repurchase price $12,300,065 (collateralized by a U.S. Treasury Note with an interest rate of 1.750% due 05/15/22, total market value $12,546,060)	12,300,000

	Total Repurchase Agreement (Cost $12,300,000)	12,300,000

	Total Investments - 100.98% (Cost $559,570,837) (d)	563,073,961

	Net Other Assets and Liabilities - (0.98)%	(5,470,034)

	Net Assets - 100.00%	$557,603,927

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	This security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $559,570,837. As of May 31, 2012, the aggregate gross unrealized appreciation for all securites in which there was an excess of value over tax cost was $4,828,463 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $1,325,339.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2012 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the nine months ended May 31, 2012, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2012 is as follows:

	Money Market Portfolio
	Total Market Value at 05/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$183,785,189	$—	$183,785,189	$—

*	Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2012 (Unaudited)

	Ultra-Short Duration Government Portfolio
	Total Market Value at 05/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,483,738	$—	$1,483,738	$—
Collateralized Mortgage Obligations	55,060,070	—	55,060,070	—
Mortgage-Backed Obligations	106,774,355	—	106,774,355	—
Agency Debentures	259,940,485	—	253,727,985	6,212,500
U.S. Treasury Obligations	90,869,528	—	90,869,528	—
U.S. Government-Backed Obligations	18,662,754	—	18,662,754	—
Repurchase Agreement	62,400,000	—	62,400,000	—

	$595,190,930	$—	$588,978,430	$6,212,500

	Short Duration Portfolio
	Total Market Value at 05/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$563,073,961	$—	$563,073,961	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2012:

Ultra-Short Duration Government Portfolio
Fair Value as of August 31, 2011	$6,682,500
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(500,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	30,000

Fair Value as of May 31, 2012	$6,212,500

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

May 31, 2012 (Unaudited)

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios did not have when-issued transactions during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Credit Unions

By (Signature and Title)*	/s/ CHARLES W. FILSON
Charles W. Filson, President
(principal executive officer)

Date July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ CHARLES W. FILSON
Charles W. Filson, President
(principal executive officer)

Date July 20, 2012

By (Signature and Title)*	/s/ JAY JOHNSON
Jay Johnson, Treasurer
(principal financial officer)

Date July 20, 2012

*	Print the name and title of each signing officer under his or her signature.